Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Right Use of Asset	ROU is summarized below:
March 31, 2020
Office lease ROU	$48,662
Less accumulated reduction	(23,703)
Balance of ROU asset as of March 31, 2020	$24,959

Schedule of Operating Lease Liability

Operating lease liability related to the ROU asset is summarized below:

March 31, 2020
Office lease liability	$48,662
Reduction of lease liability	(21,327)
Total	27,335
Less: current portion	(7,290)
Long term portion of lease liability as of March 31, 2020	$20,045

Schedule of Future Minimum Rental Payments for Operating Leases

Future Minimum lease payments under non-cancelable operating lease at March 31, 2020 are as follows:

Remainder Fiscal Year 2020	$6,780
Year 2021	22,822
Total	29,602
Imputed interest	(2,267)
Total operating lease liability	$27,335

Future minimum operating lease commitments consisted of the following at June 30, 2019:
Fiscal Year Ended June 30,	Amount (USD)
2020	$27,756
2021	$25,443